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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000





                                        May 1, 2000

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: Capital Appreciation Variable Account (File Nos. 33-19632 and 811-3561); Government Securities Variable Account (File Nos. 33-19630 and 811-4009); Global Governments Variable Account (File Nos. 33-19629 and 811-5450); High Yield Variable Account (File
               Nos. 33-19631 and 811-3562); Managed Sectors Variable Account (File Nos. 33-19627 and 811-5449); Money Market Variable Account (File Nos. 33-19628 and 811-3563); and Total Return Variable Account (File Nos. 33-19626 and 811-5448); (the "Variable Accounts")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Accounts as certification that the Prospectuses and Statements of Additional Information for the Variable Accounts do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2000.

         Please call the undersigned or Karen M. Ray at (617) 954-5801 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn